CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS? DEFICIT - USD ($)	Evolv Technologies Holdings, Inc. Common Stock Adoption of ASU 2018-07 and ASU 2019-08 (Note 1)	Evolv Technologies Holdings, Inc. Common Stock	Evolv Technologies Holdings, Inc. Additional Paid-in Capital	Evolv Technologies Holdings, Inc. Accumulated Deficit	Evolv Technologies Holdings, Inc. Adoption of ASU 2018-07 and ASU 2019-08 (Note 1)	Evolv Technologies Holdings, Inc.	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018						$ 43,441,000
Balance at the beginning (in shares) at Dec. 31, 2018						114,375,397
Convertible Preferred Stock
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105						$ 22,363,000
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105 (in shares)						63,785,925
Conversion of convertible note into Series B-1 convertible preferred stock						$ 6,595,000
Conversion of convertible note into Series B-1 convertible preferred stock (in shares)						18,056,296
Balance at the end at Dec. 31, 2019					$ (484,000)	$ 72,883,000
Balance at the end (in shares) at Dec. 31, 2019					484	196,217,618			196,217,618
Balance at the beginning at Dec. 31, 2018		$ 23,000	$ 8,145,000	$ (46,632,000)		$ (38,464,000)
Balance at the beginning (in shares) at Dec. 31, 2018		22,499,825
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock			3,000			3,000
Issuance of common stock upon exercise of stock options		$ 0	28,000			28,000
Issuance of common stock upon exercise of stock options (in shares)		309,333
Stock-based compensation expense			264,000			264,000
Net loss				(19,857,000)		(19,857,000)
Balance at the end at Dec. 31, 2019		$ 23,000	7,956,000	(66,489,000)		(58,510,000)
Balance at the end (in shares) at Dec. 31, 2019	(484)	22,809,158
Convertible Preferred Stock
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105						$ 2,994,000
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105 (in shares)						8,486,175
Balance at the end at Mar. 31, 2020						$ 75,877,000
Balance at the end (in shares) at Mar. 31, 2020						204,703,793
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock			45,000			$ 45,000
Issuance of common stock upon exercise of stock options		$ 1,000	66,000			67,000
Issuance of common stock upon exercise of stock options (in shares)		744,710
Stock-based compensation expense			62,000			62,000
Net loss				(6,430,000)		(6,430,000)
Balance at the end at Mar. 31, 2020		$ 24,000	8,129,000	(72,919,000)		(64,766,000)	$ 25,000		$ 25,000
Balance at the end (in shares) at Mar. 31, 2020		23,553,868
Balance at the beginning at Dec. 31, 2019					$ (484,000)	$ 72,883,000
Balance at the beginning (in shares) at Dec. 31, 2019					484	196,217,618			196,217,618
Balance at the end at Jun. 30, 2020						$ 75,877,000
Balance at the end (in shares) at Jun. 30, 2020						204,703,793
Balance at the beginning at Dec. 31, 2019		$ 23,000	7,956,000	(66,489,000)		$ (58,510,000)
Balance at the beginning (in shares) at Dec. 31, 2019	(484)	22,809,158
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock						45,000
Net loss						(11,534,000)
Balance at the end at Jun. 30, 2020		$ 24,000	8,192,000	(78,023,000)		(69,807,000)	25,000	$ (2,000)	$ 23,000
Balance at the end (in shares) at Jun. 30, 2020		23,583,034
Balance at the beginning at Dec. 31, 2019					$ (484,000)	$ 72,883,000
Balance at the beginning (in shares) at Dec. 31, 2019					484	196,217,618			196,217,618
Convertible Preferred Stock
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105						$ 2,994,000
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105 (in shares)						8,486,175
Balance at the end at Dec. 31, 2020						$ 75,877,000			$ 140,774,000
Balance at the end (in shares) at Dec. 31, 2020						204,703,793			14,077,350
Balance at the beginning at Dec. 31, 2019		$ 23,000	7,956,000	(66,489,000)		$ (58,510,000)
Balance at the beginning (in shares) at Dec. 31, 2019	(484)	22,809,158
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock			112,000			112,000
Issuance of common stock upon exercise of stock options		$ 3,000	439,000			$ 442,000
Issuance of common stock upon exercise of stock options (in shares)		3,236,374				3,236,374
Stock-based compensation expense			662,000			$ 662,000
Net loss			(27,392,000)	(27,392,000)		(27,392,000)
Balance at the end at Dec. 31, 2020		$ 26,000	9,169,000	(93,881,000)		(84,686,000)	16,912,000	(11,912,000)	$ 5,000,000
Balance at the end (in shares) at Dec. 31, 2020		26,045,532
Balance at the end at Jun. 30, 2020						$ 75,877,000
Balance at the end (in shares) at Jun. 30, 2020						204,703,793
Balance at the beginning at Jan. 23, 2020							0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(2,000)	(2,000)
Balance at the end at Jun. 30, 2020		$ 24,000	8,192,000	(78,023,000)		$ (69,807,000)	25,000	(2,000)	23,000
Balance at the end (in shares) at Jun. 30, 2020		23,583,034
Balance at the end at Dec. 31, 2020						$ 75,877,000			$ 140,774,000
Balance at the end (in shares) at Dec. 31, 2020						204,703,793			14,077,350
Balance at the beginning at Jan. 23, 2020							0	0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock							1,336,000		1,336,000
Net loss								(11,912,000)	(11,912,000)
Balance at the end at Dec. 31, 2020		$ 26,000	9,169,000	(93,881,000)		$ (84,686,000)	16,912,000	(11,912,000)	5,000,000
Balance at the end (in shares) at Dec. 31, 2020		26,045,532
Balance at the beginning at Mar. 31, 2020						$ 75,877,000
Balance at the beginning (in shares) at Mar. 31, 2020						204,703,793
Balance at the end at Jun. 30, 2020						$ 75,877,000
Balance at the end (in shares) at Jun. 30, 2020						204,703,793
Balance at the beginning at Mar. 31, 2020		$ 24,000	8,129,000	(72,919,000)		$ (64,766,000)	25,000		25,000
Balance at the beginning (in shares) at Mar. 31, 2020		23,553,868
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options			3,000			3,000
Issuance of common stock upon exercise of stock options (in shares)		29,166
Stock-based compensation expense			60,000			60,000
Net loss				(5,104,000)		(5,104,000)		(2,000)	(2,000)
Balance at the end at Jun. 30, 2020		$ 24,000	8,192,000	(78,023,000)		(69,807,000)	25,000	(2,000)	23,000
Balance at the end (in shares) at Jun. 30, 2020		23,583,034
Balance at the beginning at Dec. 31, 2020						$ 75,877,000			$ 140,774,000
Balance at the beginning (in shares) at Dec. 31, 2020						204,703,793			14,077,350
Balance at the end at Mar. 31, 2021						$ 75,877,000
Balance at the end (in shares) at Mar. 31, 2021						204,703,793
Balance at the beginning at Dec. 31, 2020		$ 26,000	9,169,000	(93,881,000)		$ (84,686,000)	16,912,000	(11,912,000)	$ 5,000,000
Balance at the beginning (in shares) at Dec. 31, 2020		26,045,532
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock			1,000			1,000
Issuance of common stock upon exercise of stock options		$ 4,000	451,000			455,000
Issuance of common stock upon exercise of stock options (in shares)		4,137,451
Stock-based compensation expense			1,082,000			1,082,000
Net loss				(13,755,000)		(13,755,000)
Balance at the end at Mar. 31, 2021		$ 30,000	10,703,000	(107,636,000)		(96,903,000)	20,994,000	(15,994,000)	5,000,000
Balance at the end (in shares) at Mar. 31, 2021		30,182,983
Balance at the beginning at Dec. 31, 2020						$ 75,877,000			$ 140,774,000
Balance at the beginning (in shares) at Dec. 31, 2020						204,703,793			14,077,350
Balance at the end at Jun. 30, 2021						$ 75,877,000			$ 129,066,000
Balance at the end (in shares) at Jun. 30, 2021						204,703,793			12,906,585
Balance at the beginning at Dec. 31, 2020		$ 26,000	9,169,000	(93,881,000)		$ (84,686,000)	16,912,000	(11,912,000)	$ 5,000,000
Balance at the beginning (in shares) at Dec. 31, 2020		26,045,532
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)						5,523,538
Net loss						$ (36,126,000)		(11,708,000)	(11,708,000)
Balance at the end at Jun. 30, 2021		$ 35,000	11,435,000	(130,007,000)		(118,537,000)	28,620,000	(23,620,000)	5,000,000
Balance at the end (in shares) at Jun. 30, 2021		35,342,394
Balance at the beginning at Mar. 31, 2021						$ 75,877,000
Balance at the beginning (in shares) at Mar. 31, 2021						204,703,793
Balance at the end at Jun. 30, 2021						$ 75,877,000			$ 129,066,000
Balance at the end (in shares) at Jun. 30, 2021						204,703,793			12,906,585
Balance at the beginning at Mar. 31, 2021		$ 30,000	10,703,000	(107,636,000)		$ (96,903,000)	20,994,000	(15,994,000)	$ 5,000,000
Balance at the beginning (in shares) at Mar. 31, 2021		30,182,983
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options		$ 5,000	197,000			202,000
Issuance of common stock upon exercise of stock options (in shares)		5,159,411
Stock-based compensation expense			535,000			535,000
Net loss				(22,371,000)		(22,371,000)		(7,626,000)	(7,626,000)
Balance at the end at Jun. 30, 2021		$ 35,000	$ 11,435,000	$ (130,007,000)		$ (118,537,000)	$ 28,620,000	$ (23,620,000)	$ 5,000,000
Balance at the end (in shares) at Jun. 30, 2021		35,342,394